ACCOUNTS RECEIVABLE, NET (Details Narrative)	6 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Receivables [Abstract]
Allowance for expected credit losses	$ 150,334	$ 19,274	$ 221,652